Organization and Business	6 Months Ended
Dec. 31, 2024
Organization and Business [Abstract]
Organization and Business
1.	Organization and Business

Organization and Business

The RoyaLand Company Ltd. (“RoyaLand Ltd”, “we” and “Successor”), an exempted company limited by shares, was incorporated on October 18, 2022 under the laws of Bermuda. Under our bye-laws, we are authorized to issue 50,000,000 undesignated preference shares, 20,000,000 Class A Common Shares and 430,000,000 Class B Common Shares. Concurrent with our formation, we issued 650,000 Class A Common Shares to our Chief Executive Officer (“CEO”), the majority owner, and 350,000 Class B Common Shares to two other individuals at an issue price of $0.0002 per share, their par, for a total consideration of $200.

On November 28, 2022, we entered into a share exchange agreement (the”SEA”) with RoyaLand Company (“RoyaLand Company”), a United States company incorporated in the state of Nevada. At the time of the SEA, the majority of our shares were owned by our CEO and, as a result, we determined this to be a common control acquisition.

On November 29, 2022, we acquired 100% of the issued and outstanding shares of OAPLT (the “Acquisition”). OAPLT (the “Predecessor”) is a French joint stock company formed on November 24, 2017, whose main activities consist of the conception, development and management of a digital and artistic creation studio, and include the creation of apps, websites, the hosting of web products and the provision of services in relation thereto.

RoyaLand Ltd is a company focused on creating an online and offline immersive, fantasy-based royalty-themed experience called myRoyal.World, primarily centered around the mobile-first massively multiplayer online role-playing game, or MMORPG, called TheRoyal.Land. We intend for TheRoyaLand to be a novel interactive, immersive game based on a player-empowered design. The plan is to build proprietary digital avatars and provide opportunities to players to earn in-game reward currency, build virtual land, and own their online assets while enhancing all of these features with what we consider to be premium incremental in-game content. TheRoyaLand game is currently in development.

We have engaged the services of Neosperience S.p.A. to work with us to develop TheRoyal.Land. See Note 4. Neosperience will design and develop TheRoyal.Land using its proprietary technology. Neosperience plans to use its models to create complex and dynamic in-game environments and realistic and emotive characters and to assist with dynamically adjusting the difficulty level and game balance in real time based on player behavior and performance to keep the game challenging yet rewarding. For example, Neosperience’s technology is designed to imbue non-player characters (“NPCs”), with various behaviors, which we believe makes them seem more lifelike and responsive thereby enhancing player immersion and creating a more engaging gameplay experience. Additionally, Neosperience intends to use advanced modeling and rendering techniques to create realistic player characters and NPCs that dynamically interact utilizing a full range of human-like emotions, reactions, and movements giving them a depth of character which we believe is rarely seen in video games.

Our Company, through Neosperience, has been working on the design and development of the game since mid-2023 and is currently working on the first fully playable portion of the game which will be used to promote the game with publishers and other interested parties (the “Vertical Slice”). The Vertical Slice is designed to show the intended player experience and demonstrate where the key features and systems work together seamlessly with the assets representing the final quality. The Vertical Slice will include 5 different missions that will be released for internal and external demonstration and testing in phases. The first mission was released in September 2024. The remaining missions will be released on a regular basis following the first mission. We estimate finalizing the Vertical Slice with all five missions in the first quarter of calendar year 2025.

A demo of the first mission can be seen at the following link:

●	https://drive.google.com/file/d/1U0FET2P6PULWtwLbXc7rt95r4L66QV99/view?usp=sharing

See Notes 3 and 4 for further information regarding the SEA and the Acquisition.